Consolidated Balance Sheet - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	€ 17,424	€ 15,761
Intangible assets	8,434	8,433
Investments accounted for using the equity method	690	1,163
Other financial assets	12	23
Other receivables	317	181
Derivative financial instruments	76	30
Deferred income tax assets	67	71
Total non-current assets	27,020	25,662
Current assets
Inventories	2,742	3,061
Trade and other receivables	3,767	4,074
Current income tax recoverable	20	15
Derivative financial instruments	6	15
Cash and cash equivalents	3,755	2,346
Total current assets	10,290	9,511
Total assets	37,310	35,173
Capital and reserves attributable to the Company's equity holders
Equity share capital	272	287
Preference share capital	1	1
Share premium account	6,534	6,534
Treasury Shares and own shares	(325)	(792)
Other reserves	326	296
Foreign currency translation reserve	210	(109)
Retained income	9,922	9,812
Capital and reserves attributable to the Company's equity holders	16,940	16,029
Non-controlling interests	540	525
Total equity	17,480	16,554
Non-current liabilities
Lease liabilities	1,240	0
Interest-bearing loans and borrowings	8,199	8,698
Derivative financial instruments	1	18
Deferred income tax liabilities	2,338	2,209
Other payables	485	472
Retirement benefit obligations	427	424
Provisions for liabilities	760	719
Total non-current liabilities	13,450	12,540
Current liabilities
Lease liabilities	271	0
Trade and other payables	4,376	4,609
Current income tax liabilities	503	443
Interest-bearing loans and borrowings	815	618
Derivative financial instruments	16	41
Provisions for liabilities	399	368
Total current liabilities	6,380	6,079
Total liabilities	19,830	18,619
Total equity and liabilities	€ 37,310	€ 35,173